                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7129

                      (Investment Company Act File Number)

                    Federated Managed Allocation Portfolios
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund

Established 2005

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.90		$10.00
Income From Investment Operations:
Net investment income	0.09	[2]	0.34	[2]
Net realized and unrealized gain on investments	0.76		0.56
TOTAL FROM INVESTMENT OPERATIONS	0.85		0.90
Less Distributions:
Distributions from net investment income	(0.23)		--
Distributions from net realized gain on investments	(0.78)		--
TOTAL DISTRIBUTIONS	(1.01)		--
Net Asset Value, End of Period	$10.74		$10.90
Total Return [3]	8.45%		9.00%

Ratios to Average Net Assets:
Net expenses	0.26	% [4]	0.27	% [4]
Net investment income	1.71	% [4]	3.59	% [4]
Expense waiver/reimbursement [5]	1.44	% [4]	2.75	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,646		$13,150
Portfolio turnover	2%		0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.86		$10.00
Income From Investment Operations:
Net investment income	0.05	[2]	0.24	[2]
Net realized and unrealized gain on investments	0.75		0.62
TOTAL FROM INVESTMENT OPERATIONS	0.80		0.86
Less Distributions:
Distributions from net investment income	(0.18)		--
Distributions from net realized gain on investments	(0.78)		--
TOTAL DISTRIBUTIONS	(0.96)		--
Net Asset Value, End of Period	$10.70		$10.86
Total Return [3]	7.98%		8.60%

Ratios to Average Net Assets:
Net expenses	1.02	% [4]	1.02	% [4]
Net investment income	0.93	% [4]	2.48	% [4]
Expense waiver/reimbursement [5]	1.44	% [4]	2.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,334		$12,434
Portfolio turnover	2%		0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.86		$10.00
Income From Investment Operations:
Net investment income	0.01	[2]	0.23	[2]
Net realized and unrealized gain on investments	0.79		0.63
TOTAL FROM INVESTMENT OPERATIONS	0.80		0.86
Less Distributions:
Distributions from net investment income	(0.18)		--
Distributions from net realized gain on investments	(0.78)		--
TOTAL DISTRIBUTIONS	(0.96)		--
Net Asset Value, End of Period	$10.70		$10.86
Total Return [3]	7.97%		8.60%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.02	% [4]
Net investment income	0.29	% [4]	2.45	% [4]
Expense waiver/reimbursement [5]	1.44	% [4]	2.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,451		$3,560
Portfolio turnover	2%		0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,084.50	$1.35
Class B Shares	$1,000	$1,079.80	$5.29
Class C Shares	$1,000	$1,079.70	$5.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.64	$1.31
Class B Shares	$1,000	$1,019.85	$5.14
Class C Shares	$1,000	$1,019.95	$5.04

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.26%
Class B Shares	1.02%
Class C Shares	1.00%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Federated Kaufmann Fund	24.8%
Federated American Leaders Fund, Inc.	24.6%
Federated Capital Appreciation Fund	24.6%
Federated Intermediate Corporate Bond Fund	24.6%
Cash Equivalents [2]	1.3%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--98.6% [1]
388,938	Federated American Leaders Fund Inc., Class A Shares	$9,949,035
363,906	Federated Capital Appreciation Fund, Class A Shares	9,956,458
1,003,878	Federated Intermediate Corporate Bond Fund, Institutional Shares	9,938,395
1,566,697	Federated Kaufmann Fund, Class A Shares	10,026,860
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,737,381)	39,870,748
	REPURCHASE AGREEMENT--1.3%
$528,000	Interest in $2,000,000,000 joint repurchase agreement, 5.32%, dated 5/31/2007, under which Societe Generale, New York will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	528,000
	TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $38,265,381) [2]	40,398,748
	OTHER ASSETS AND LIABILITIES - NET--0.1%	32,648
	TOTAL NET ASSETS--100%	$40,431,396

1 Affiliated companies.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $39,870,748 of investments in affiliated issuers (Note 5) (identified cost $38,265,381)		$40,398,748
Cash		451
Income receivable		39,979
Receivable for shares sold		235,392
Prepaid expenses		10,989
TOTAL ASSETS		40,685,559
Liabilities:
Payable for investments purchased	$126,000
Payable for shares redeemed	115,466
Payable for Directors'/Trustees' fees	295
Payable for distribution services fee (Note 5)	12,402
TOTAL LIABILITIES		254,163
Net assets for 3,772,916 shares outstanding		$40,431,396
Net Assets Consist of:
Paid-in capital		$38,241,284
Net unrealized appreciation of investments		2,133,367
Accumulated net realized loss on investments		(22,470)
Undistributed net investment income		79,215
TOTAL NET ASSETS		$40,431,396
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($17,646,178 ÷ 1,643,717 shares outstanding), no par value, unlimited shares authorized		$10.74
Offering price per share (100/94.50 of $10.74) [1]		$11.37
Redemption proceeds per share		$10.74
Class B Shares:
Net asset value per share ($17,334,386 ÷ 1,619,816 shares outstanding), no par value, unlimited shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share (94.50/100 of $10.70) [1]		$10.11
Class C Shares:
Net asset value per share ($5,450,832 ÷ 509,383 shares outstanding), no par value, unlimited shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share (99.00/100 of $10.70) [1]		$10.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$309,632
Interest			7,469
TOTAL INCOME			317,101
Expenses:
Administrative personnel and services fee (Note 5)		$114,685
Custodian fees		5,698
Transfer and dividend disbursing agent fees and expenses		43,701
Directors'/Trustees' fees		1,809
Auditing fees		9,973
Legal fees		3,789
Portfolio accounting fees		32,698
Distribution services fee--Class B Shares (Note 5)		54,704
Distribution services fee--Class C Shares (Note 5)		16,187
Shareholder services fee--Class A Shares (Note 5)		17,820
Shareholder services fee--Class B Shares (Note 5)		18,235
Shareholder services fee--Class C Shares (Note 5)		4,820
Share registration costs		21,691
Printing and postage		8,651
Insurance premiums		3,090
Miscellaneous		1,072
TOTAL EXPENSES		358,623
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(114,685)
Reimbursement of other operating expenses	(127,968)
TOTAL WAIVER AND REIMBURSEMENT		(242,653)
Net expenses			115,970
Net investment income			201,131
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated issuers			(22,415)
Net change in unrealized depreciation of investments			2,600,419
Net realized and unrealized gain on investments			2,578,004
Change in net assets resulting from operations			$2,779,135

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited)	Period Ended
	5/31/2007	11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$201,131	$446,954
Net realized gain (loss) on investments in affiliated issuers	(22,415)	796
Realized gain distributions from affiliated investment company shares	--	2,210,759
Net change in unrealized depreciation of investments	2,600,419	(467,052)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,779,135	2,191,457
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(288,889)	--
Class B Shares	(217,306)	--
Class C Shares	(62,675)	--
Distributions from net realized gain on investments
Class A Shares	(995,688)	--
Class B Shares	(941,974)	--
Class C Shares	(273,948)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,780,480)	--
Share Transactions:
Proceeds from sale of shares	12,832,599	29,925,138
Net asset value of shares issued to shareholders in payment of distributions declared	2,621,767	--
Cost of shares redeemed	(4,166,114)	(2,972,106)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,288,252	26,953,032
Change in net assets	11,286,907	29,144,489
Net Assets:
Beginning of period	29,144,489	--
End of period (including undistributed net investment income of $79,215 and $446,954, respectively)	$40,431,396	$29,144,489

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Balanced Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to section 12(d) (1) (g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated American Leaders Fund, Inc., Class A Shares (American Leaders)	To provide growth of capital and income.
Federated Capital Appreciation Fund, Class A Shares (Capital Appreciation)	To provide capital appreciation.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.

Income distributions from Americans Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	532,491	$5,523,148	1,343,928	$13,476,007
Shares issued to shareholders in payment of distributions declared	120,347	1,207,083	--	--
Shares redeemed	(215,319)	(2,205,589)	(137,730)	(1,395,318)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	437,519	$4,524,642	1,206,198	$12,080,689

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	474,793	$4,906,358	1,283,416	$12,964,902
Shares issued to shareholders in payment of distributions declared	110,235	1,105,656	--	--
Shares redeemed	(109,969)	(1,125,256)	(138,659)	(1,394,755)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	475,059	$4,886,758	1,144,757	$11,570,147

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	232,161	$2,403,093	345,893	$3,484,229
Shares issued to shareholders in payment of distributions declared	30,810	309,028	--	--
Shares redeemed	(81,411)	(835,269)	(18,070)	(182,033)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	181,560	$1,876,852	327,823	$3,302,196
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,094,138	$11,288,252	2,678,778	$26,953,032

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $38,265,381. The net unrealized appreciation of investments for federal tax purposes was $2,133,367. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,145,363 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,996.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. For the six months ended May 31, 2007, the Adviser voluntarily reimbursed $89,328 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, FAS waived its entire fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $2,868 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2007, FSC voluntarily reimbursed $8,191 of its fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $20,450 in sales charges from the sale of Class A Shares. FSC also retained $2,482 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $30,449 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.27%, 1.02% and 1.02%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value at 5/31/2007	Dividend Income
Federated American Leaders Fund, Inc., Class A Shares	301,565	90,019	2,646	388,938	$9,949,035	$45,919
Federated Capital Appreciation Fund, Class A Shares	295,025	72,815	3,934	363,906	$9,956,458	$54,590
Federated Intermediate Corporate Bond Fund, Institutional Shares	720,812	305,970	22,904	1,003,878	$9,938,395	$209,123
Federated Kaufman Fund, Class A Shares	1,272,002	313,509	18,814	1,566,697	$10,026,860	--
TOTAL OF AFFILIATED TRANSACTIONS	2,589,404	782,313	48,298	3,323,419	$39,870,748	$309,632

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$8,943,000
Sales	$505,000

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED BALANCED ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it pursues its investment objective by investing in a combination of other Federated mutual funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861

35115 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.89		$11.04	$10.91	$10.50	$9.70	$10.22
Income From Investment Operations:
Net investment income	0.15		0.30	0.26	0.24	0.24 [2]	0.31
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.49		0.82	0.14	0.48	0.81	(0.57)
TOTAL FROM INVESTMENT OPERATIONS	0.64		1.12	0.40	0.72	1.05	(0.26)
Less Distributions:
Distributions from net investment income	(0.17)		(0.27)	(0.27)	(0.31)	(0.25)	(0.26)
Distributions from net realized gain on investments	(0.34)		--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.51)		(0.27)	(0.27)	(0.31)	(0.25)	(0.26)
Net Asset Value, End of Period	$12.02		$11.89	$11.04	$10.91	$10.50	$9.70
Total Return [3]	5.58%		10.35%	3.66%	7.00%	10.99%	(2.56)%

Ratios to Average Net Assets:
Net expenses	1.25	% [4]	1.15%	1.04%	1.04%	1.23%	1.15%
Net investment income	2.39	% [4]	2.55%	2.27%	2.18%	2.39%	3.01%
Expense waiver/reimbursement [5]	0.35	% [4]	0.39%	0.41%	0.41%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,861		$49,648	$56,321	$67,497	$74,512	$76,842
Portfolio turnover	13%		14%	10%	28%	103%	11%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.88		$11.03	$10.90	$10.49	$9.69	$10.22
Income From Investment Operations:
Net investment income	0.09		0.20	0.17	0.16	0.17 [2]	0.23
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.51		0.84	0.15	0.49	0.81	(0.57)
TOTAL FROM INVESTMENT OPERATIONS	0.60		1.04	0.32	0.65	0.98	(0.34)
Less Distributions:
Distributions from net investment income	(0.13)		(0.19)	(0.19)	(0.24)	(0.18)	(0.19)
Distributions from net realized gain on investments	(0.34)		--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.47)		(0.19)	(0.19)	(0.24)	(0.18)	(0.19)
Net Asset Value, End of Period	$12.01		$11.88	$11.03	$10.90	$10.49	$9.69
Total Return [3]	5.20%		9.58%	2.93%	6.26%	10.22%	(3.31)%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.85%	1.74%	1.74%	1.93%	1.85%
Net investment income	1.70	% [4]	1.86%	1.57%	1.48%	1.68%	2.31%
Expense waiver/reimbursement [5]	0.45	% [4]	0.48%	0.48%	0.46%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,066		$25,909	$32,089	$37,939	$38,975	$38,481
Portfolio turnover	13%		14%	10%	28%	103%	11%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,055.80	$6.41
Select Shares	$1,000	$1,052.00	$9.98
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,018.70	$6.29
Select Shares	$1,000	$1,015.21	$9.80

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.25%
Select Shares	1.95%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Fixed-Income Funds	51.3%
Equity Funds	48.0%
Cash Equivalents [2]	0.5%
Other Assets and Liabilities--Net [3]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--99.3% [1]
1,913,140	Capital Appreciation Core Fund	$30,133,151
26,959	Emerging Markets Fixed Income Core Fund	593,890
679,745	Federated Intermediate Corporate Bond Fund, Institutional Shares	6,729,475
31,112	Federated International Bond Fund, Class A Shares	324,183
79,097	Federated International Capital Appreciation Fund, Class A Shares	1,021,142
1,298,632	Federated Mortgage Core Portfolio	12,713,604
517,563	Federated U.S. Government Bond Fund	5,610,385
546,918	Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	5,901,248
210,019	High Yield Bond Portfolio	1,468,033
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $58,313,336)	64,495,111
	REPURCHASE AGREEMENT--0.5%
$319,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, New York will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	319,000
	TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $58,632,336) [2]	64,814,111
	OTHER ASSETS AND LIABILITIES - NET--0.2%	113,655
	TOTAL NET ASSETS--100%	$64,927,766

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $58,637,412.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $64,495,111 of investments in affiliated issuers (Note 5) (identified cost $58,632,336)		$64,814,111
Cash		1,751
Income receivable		144,953
Receivable for shares sold		9,148
TOTAL ASSETS		64,969,963
Liabilities:
Payable for shares redeemed	$4,225
Payable for Directors'/Trustees' fees	589
Payable for portfolio accounting fees	4,088
Payable for distribution services fee (Note 5)	9,340
Payable for shareholder services fee (Note 5)	8,287
Payable for share registration costs	4,138
Payable for insurance premiums	3,849
Accrued expenses	7,681
TOTAL LIABILITIES		42,197
Net assets for 5,402,340 shares outstanding		$64,927,766
Net Assets Consist of:
Paid-in capital		$55,682,997
Net unrealized appreciation of investments		6,181,775
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		2,860,815
Undistributed net investment income		202,179
TOTAL NET ASSETS		$64,927,766
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$42,861,422 ÷ 3,564,442 shares outstanding, no par value, unlimited shares authorized		$12.02
Select Shares:
$22,066,344 ÷ 1,837,898 shares outstanding, no par value, unlimited shares authorized		$12.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$953,310
Interest			16,169
Investment income allocated from affiliated partnerships (Note 5)			301,041
TOTAL INCOME			1,270,520
Expenses:
Investment adviser fee (Note 5)		$261,392
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		3,376
Transfer and dividend disbursing agent fees and expenses		43,061
Directors'/Trustees' fees		2,051
Auditing fees		10,574
Legal fees		4,675
Portfolio accounting fees		27,152
Distribution services fee--Select Shares (Note 5)		88,876
Shareholder services fee--Institutional Shares (Note 5)		40,036
Shareholder services fee--Select Shares (Note 5)		27,594
Account administration fee--Institutional Shares		5,981
Account administration fee--Select Shares		1,447
Share registration costs		12,004
Printing and postage		10,813
Insurance premiums		2,603
Miscellaneous		6,447
EXPENSES BEFORE ALLOCATION		642,822
Expenses allocated from affiliated partnerships		9,154
TOTAL EXPENSES		651,976
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(46,888)
Waiver of administrative personnel and services fee	(17,103)
Waiver of distribution services fee--Select Shares	(29,625)
Reimbursement of other operating expenses	(5,159)
Reimbursement of shareholder services fee-Institutional Shares	(34,517)
TOTAL WAIVERS AND REIMBURSEMENTS		(133,292)
Net expenses			518,684
Net investment income			751,836
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments from affiliated issuers			74,122
Net realized gain allocated from affiliated partnerships			2,900,122
Realized gain distributions from affiliated investment company shares			186,174
Net change in unrealized appreciation of investments and appreciation/depreciation from affiliated partnerships			(377,730)
Net realized and unrealized gain on investments			2,782,688
Change in net assets resulting from operations			$3,534,524

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$751,836	$1,890,018
Net realized gain on investments including allocations from partnerships and foreign currency transactions	2,974,244	3,656,838
Realized gain distributions from affiliated investment company shares	186,174	101,830
Net change in unrealized appreciation/depreciation of investments and appreciation/depreciation from affiliated partnerships	(377,730)	1,928,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,534,524	7,577,164
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(695,530)	(1,295,748)
Select Shares	(272,525)	(514,148)
Distributions from net realized gain on investments
Institutional Shares	(1,366,852)	--
Select Shares	(724,434)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,059,341)	(1,809,896)
Share Transactions:
Proceeds from sale of shares	3,998,389	9,741,225
Net asset value of shares issued to shareholders in payment of distributions declared	2,611,177	1,499,893
Cost of shares redeemed	(17,713,696)	(29,862,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,104,130)	(18,621,007)
Change in net assets	(10,628,947)	(12,853,739)
Net Assets:
Beginning of period	75,556,713	88,410,452
End of period (including undistributed net investment income of $202,179 and $418,398, respectively)	$64,927,766	$75,556,713

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	269,368	$3,133,602	708,655	$7,962,852
Shares issued to shareholders in payment of distributions declared	145,813	1,670,580	93,127	1,034,735
Shares redeemed	(1,027,178)	(11,944,424)	(1,728,619)	(19,376,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(611,997)	$(7,140,242)	(926,837)	$(10,379,214)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	73,709	$864,787	158,971	$1,778,373
Shares issued to shareholders in payment of distributions declared	82,006	940,597	41,839	465,158
Shares redeemed	(498,878)	(5,769,272)	(929,854)	(10,485,324)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(343,163)	$(3,963,888)	(729,044)	$(8,241,793)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(955,160)	$(11,104,130)	(1,655,881)	$(18,621,007)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $58,637,412. The net unrealized appreciation of investments for federal tax purposes was $6,176,699. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,379,422 and net unrealized depreciation from investments for those securities having an excess of cost over value of $202,723.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $44,301.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.223% of average daily net assets of the Fund. FAS waived $17,103 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. For the six months ended May 31, 2007, FSC voluntarily waived $29,625 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $1,248 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2007, FSC voluntarily reimbursed $177 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $34,517 of its fee. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services and account administration fees as a result of these transactions. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $4,982 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Select Shares (after the voluntary waivers and reimbursements) will not exceed 1.28% and 1.98%, respectively, (excluding acquired fund fees and expenses and expenses allocated from affiliated partnerships) for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $46,888 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held at 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value at 5/31/2007	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	2,298,963	36,030	421,853	1,913,140	$30,133,151	$ 247,941
Emerging Markets Fixed Income Core Fund	41,094	1,395	15,530	26,959	$ 593,890	$ 53,100
Federated Intermediate Corporate Bond Fund, Institutional Shares	802,792	260,934	383,981	679,745	$ 6,729,475	$ 194,436
Federated International Bond Fund, Class A Shares	75,220	32,558	76,666	31,112	$ 324,183	$ 17,197
Federated International Capital Appreciation Fund, Class A Shares	159,008	--	79,911	79,097	$ 1,021,142	$ 14,517
Federated Mortgage Core Portfolio	1,695,881	135,419	532,668	1,298,632	$12,713,604	$ 381,789
Federated U.S. Government Bond Fund	656,599	46,732	185,768	517,563	$ 5,610,385	$ 140,140
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	498,495	313,511	265,088	546,918	$ 5,901,248	$ 133,020
High Yield Bond Portfolio	273,950	17,080	81,011	210,019	$ 1,468,033	$ 72,211
TOTAL OF AFFILIATED TRANSACTIONS	6,502,002	843,659	2,042,476	5,303,185	$64,495,111	$1,254,351

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months May 31, 2007, were as follows:

Purchases	$8,905,000
Sales	$22,855,000

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CONSERVATIVE ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00516-01 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.61		$12.86	$12.29	$11.30	$9.93	$11.39
Income From Investment Operations:
Net investment income	0.06	[2]	0.13 [2]	0.09 [2]	0.10 [2]	0.08 [2]	0.12
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.48		1.74	0.60	0.93	1.36	(1.47)
TOTAL FROM INVESTMENT OPERATIONS	1.54		1.87	0.69	1.03	1.44	(1.35)
Less Distributions:
Distributions from net investment income	(0.10)		(0.12)	(0.12)	(0.04)	(0.07)	(0.11)
Net Asset Value, End of Period	$16.05		$14.61	$12.86	$12.29	$11.30	$9.93
Total Return [3]	10.63%		14.60%	5.60%	9.11%	14.56%	(11.95)%

Ratios to Average Net Assets:
Net expenses	1.50	% [4]	1.40%	1.27%	1.30%	1.41%	1.28	% [5]
Net investment income	0.74	% [4]	0.94%	0.75%	0.78%	0.78%	0.98%
Expense waiver/reimbursement [6]	0.30	% [4]	0.34%	0.38%	0.36%	0.22%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,406		$32,894	$37,097	$43,261	$46,069	$48,840
Portfolio turnover	3%		3%	5%	20%	145%	14%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$14.51		$12.77	$12.22	$11.28		$9.92	$11.38
Income From Investment Operations:
Net investment income	0.00	[2,3]	0.03 [2]	0.01 [2]	0.01	[2]	0.01 [2]	0.03
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.44		1.74	0.58	0.93		1.36	(1.46)
TOTAL FROM INVESTMENT OPERATIONS	1.44		1.77	0.59	0.94		1.37	(1.43)
Less Distributions:
Distributions from net investment income	(0.05)		(0.03)	(0.04)	(0.00	) [3]	(0.01)	(0.03)
Net Asset Value, End of Period	$15.90		$14.51	$12.77	$12.22		$11.28	$9.92
Total Return [4]	9.99%		13.85%	4.82%	8.33	% [5]	13.81%	(12.60)%

Ratios to Average Net Assets:
Net expenses	2.19	% [6]	2.10%	1.97%	2.00%		2.11%	1.98	% [7]
Net investment income	0.04	% [6]	0.25%	0.06%	0.10%		0.08%	0.28%
Expense waiver/reimbursement [8]	0.39	% [6]	0.43%	0.45%	0.41%		0.27%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,898		$30,543	$35,183	$38,684		$38,481	$38,719
Portfolio turnover	3%		3%	5%	20%		145%	14%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,106.30	$ 7.88
Select Shares	$1,000	$1,099.90	$11.47
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$ 1,017.45	$ 7.54
Select Shares	$1,000	$1,014.01	$11.00

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.50%
Select Shares	2.19%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	88.2%
Fixed-Income Funds	11.2%
Cash Equivalents [2]	0.7%
Other Assets and Liabilities--Net [3]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--99.4% [1]
3,292,879	Capital Appreciation Core Fund	$51,864,891
5,583	Emerging Markets Fixed Income Core Fund	122,984
140,259	Federated Intermediate Corporate Bond Fund, Institutional Shares	1,388,563
6,427	Federated International Bond Fund, Class A Shares	66,972
167,294	Federated International Capital Appreciation Fund, Class A Shares	2,159,769
267,881	Federated Mortgage Core Portfolio	2,622,558
106,586	Federated U.S. Government Bond Fund	1,155,390
112,897	Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,218,154
43,329	High Yield Bond Portfolio	302,870
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $51,672,511)	60,902,151
	REPURCHASE AGREEMENT--0.7%
$441,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, New York will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	441,000
	TOTAL INVESTMENTS-100.1% (IDENTIFIED COST $52,113,511) [2]	61,343,151
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(39,111)
	TOTAL NET ASSETS--100%	$61,304,040

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $52,114,043.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $60,902,151 of investments in affiliated issuers (Note 5) (identified cost $52,113,511)		$61,343,151
Cash		7,863
Income receivable		29,951
Receivable for shares sold		51,536
TOTAL ASSETS		61,432,501
Liabilities:
Payable for shares redeemed	$59,524
Payable for transfer and dividend disbursing agent fees and expenses	36,147
Payable for Directors'/Trustees' fees	595
Payable for distribution services fee (Note 5)	12,147
Payable for shareholder services fee (Note 5)	10,274
Payable for share registration costs	3,496
Accrued expenses	6,278
TOTAL LIABILITIES		128,461
Net assets for 3,836,519 shares outstanding		$61,304,040
Net Assets Consist of:
Paid-in capital		$50,708,957
Net unrealized appreciation of investments		9,229,640
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		1,438,629
Distributions in excess of net investment income		(73,186)
TOTAL NET ASSETS		$61,304,040
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$32,406,120 ÷ 2,019,236 shares outstanding, no par value, unlimited shares authorized		$16.05
Select Shares:
$28,897,920 ÷ 1,817,283 shares outstanding, no par value, unlimited shares authorized		$15.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$202,223
Interest		22,572
Investment income allocated from affiliated partnerships (Note 5)		447,633
TOTAL INCOME		672,428
Expenses:
Investment adviser fee (Note 5)	$225,129
Administrative personnel and services fee (Note 5)	94,740
Custodian fees	2,977
Transfer and dividend disbursing agent fees and expenses	66,181
Directors'/Trustees' fees	1,980
Auditing fees	10,574
Legal fees	4,621
Portfolio accounting fees	27,167
Distribution services fee--Select Shares (Note 5)	106,765
Shareholder services fee--Institutional Shares (Note 5)	31,010
Shareholder services fee--Select Shares (Note 5)	33,518
Account administration fee--Institutional Shares	1,519
Account administration fee--Select Shares	902
Share registration costs	11,739
Printing and postage	14,227
Insurance premiums	2,579
Miscellaneous	2,490
EXPENSES BEFORE ALLOCATION	638,118
Expenses allocated from affiliated partnerships	14,508
TOTAL EXPENSES	652,626

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(23,021)
Waiver of administrative personnel and services fee	(17,152)
Waiver of distribution services fee--Select Shares	(35,588)
Reimbursement of other operating expenses	(2,519)
Reimbursement of shareholder services fee--Institutional Shares	(24,638)
TOTAL WAIVERS AND REIMBURSEMENTS		$(102,918)
Net expenses			$549,708
Net investment income			122,720
Realized and Unrealized Gain on Investments:
Net realized gain on investments from affiliated issuers			383,780
Net realized gain allocated from affiliated partnerships			4,676,327
Realized gain distributions from affiliated investment company shares			305,270
Net change in unrealized appreciation of investments and appreciation/depreciation from affiliated partnerships			363,513
Net realized and unrealized gain on investments			5,728,890
Change in net assets resulting from operations			$5,851,610

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$122,720	$408,902
Net realized gain on investments including allocations from affiliated partnerships and foreign currency transactions	5,060,107	6,628,729
Realized gain distributions from affiliated investment company shares	305,270	153,459
Net change in unrealized appreciation/depreciation of investments and appreciation/depreciation from affiliated partnerships	363,513	1,429,362
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,851,610	8,620,452
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(225,897)	(310,209)
Select Shares	(112,391)	(70,485)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(338,288)	(380,694)
Share Transactions:
Proceeds from sale of shares	5,318,257	10,611,540
Net asset value of shares issued to shareholders in payment of distributions declared	305,004	340,057
Cost of shares redeemed	(13,269,263)	(28,034,525)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,646,002)	(17,082,928)
Change in net assets	(2,132,680)	(8,843,170)
Net Assets:
Beginning of period	63,436,720	72,279,890
End of period (including undistributed (distributions in excess of) net investment income of $(73,186) and $142,382, respectively)	$61,304,040	$63,436,720

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The financial statements of Capital Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 84.6% of its net assets at May 31, 2007. The financial statements of Capital Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Capital Core is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	237,205	$3,537,631	555,522	$7,449,885
Shares issued to shareholders in payment of distributions declared	13,220	193,948	20,599	271,069
Shares redeemed	(482,425)	(7,160,124)	(1,209,014)	(16,114,878)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(232,000)	$(3,428,545)	(632,893)	$(8,393,924)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	120,339	$1,780,626	238,938	$3,161,655
Shares issued to shareholders in payment of distributions declared	7,567	111,056	5,319	68,988
Shares redeemed	(416,187)	(6,109,139)	(893,037)	(11,919,647)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(288,281)	$(4,217,457)	(648,780)	$(8,689,004)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(520,281)	$(7,646,002)	(1,281,673)	$(17,082,928)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $52,114,043. The net unrealized appreciation of investments for federal tax purposes was $9,229,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,285,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $56,630.

At November 30, 2006, the Fund had a capital loss carryforward of $3,867,688 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $2,789.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $9,288.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.259% of average daily net assets of the Fund. FAS waived $17,152 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. For the six months ended May 31, 2007, FSC voluntarily waived $35,588 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $3,888 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2007, FSC voluntarily reimbursed $33 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC voluntarily reimbursed $24,638 of its fee. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services and account administration fees as a result of these transactions. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $2,486 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Select Shares (after the voluntary waivers and reimbursements) will not exceed 1.45% and 2.15%, respectively, (excluding acquired fund fees and expenses and expenses allocated from affiliated partnerships) for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $20,232 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held at 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value at 5/31/2007	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	3,765,535	--	472,656	3,292,879	$51,864,891	$398,881
Emerging Markets Fixed Income Core Fund	7,023	289	1,729	5,583	$122,984	$ 48,752
Federated Intermediate Corporate Bond Fund, Institutional Shares	137,801	47,726	45,268	140,259	$1,388,563	$ 37,016
Federated International Bond Fund, Class A Shares	12,949	5,545	12,067	6,427	$66,972	$ 3,024
Federated International Capital Appreciation Fund, Class A Shares	260,726	--	93,432	167,294	$2,159,769	$ 23,804
Federated Mortgage Core Portfolio	291,207	24,823	48,149	267,881	$2,622,558	$ 72,695
Federated U.S. Government Bond Fund	112,646	8,505	14,565	106,586	$1,155,390	$ 26,590
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	85,649	55,515	28,267	112,897	$ 1,218,154	$ 25,445
High Yield Bond Portfolio	47,042	2,920	6,633	43,329	$ 302,870	$ 13,649
TOTAL OF AFFILIATED TRANSACTIONS	4,720,578	145,323	722,766	4,143,135	$60,902,151	$649,856

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$1,512,000
Sales	$9,412,000

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Financial Highlights - Capital Appreciation Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,					Period Ended
	5/31/2007		2006		2005		2004	11/30/2003	[1]
Net Asset Value, Beginning of Period	$13.95		$11.95		$11.21		$10.14	$10.00
Income From Investment Operations:
Net investment income	0.26		0.24		0.22	[2]	0.25	0.01
Net realized and unrealized gain on investments	1.54		1.76		0.52		0.82	0.13
TOTAL FROM INVESTMENT OPERATIONS	1.80		2.00		0.74		1.07	0.14
Net Asset Value, End of Period	$15.75		$13.95		$11.95		$11.21	$10.14
Total Return [3]	12.90%		16.74%		6.60%		10.55%	1.40%

Ratios to Average Net Assets:
Net expenses	0.05	% [4,5]	0.05	% [5]	0.05	% [5]	0.05%	0.05	% [4]
Net investment income	1.72	% [4]	1.90%		1.89%		2.09%	2.21	% [4]
Expense waiver/reimbursement [6]	0.15	% [4]	0.14%		0.11%		0.08%	0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$152,443		$152,042		$162,139		$197,818	$185,555
Portfolio turnover	72%		137%		51%		55%	8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2007 and for the years ended November 30, 2006 and 2005 are 0.04%, 0.04% and 0.05%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example - Capital Appreciation Core Fund

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,129.00	$0.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.68	$0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table - Capital Appreciation Core Fund

At May 31, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	17.0%
Health Care	15.7%
Consumer Staples	14.0%
Information Technology	13.0%
Energy	10.0%
Consumer Discretionary	8.2%
Industrials	8.0%
Materials	3.8%
Telecommunication Services	3.8%
Utilities	3.1%
Cash Equivalents [2]	4.7%
Other Assets and Liabilities--Net [3]	(1.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments - Capital Appreciation Core Fund

May 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--96.6%
		Consumer Discretionary--8.2%
29,000	[1]	Chicos Fas, Inc.	$789,960
44,700		Family Dollar Stores, Inc.	1,504,155
67,900		McDonald's Corp.	3,432,345
27,100		TJX Cos., Inc.	757,987
53,100		Target Corp.	3,315,033
127,500		Time Warner, Inc.	2,724,675
		TOTAL	12,524,155
		Consumer Staples--14.0%
40,900		Altria Group, Inc.	2,907,990
28,100		Coca-Cola Co.	1,489,019
26,700		Diageo PLC, ADR	2,279,913
60,500		Kellogg Co.	3,265,790
86,772		Kraft Foods, Inc., Class A	2,936,365
46,700		Procter & Gamble Co.	2,967,785
93,100		Unilever N.V., ADR	2,774,380
56,800		Wal-Mart Stores, Inc.	2,703,680
		TOTAL	21,324,922
		Energy--10.0%
28,600		Baker Hughes, Inc.	2,358,928
43,264		Exxon Mobil Corp.	3,598,267
19,700	[1]	Newfield Exploration Co.	946,388
20,200		Total SA, Class B, ADR	1,524,090
15,600	[1]	Transocean Sedco Forex, Inc.	1,532,544
50,500	[1]	Weatherford International Ltd.	2,744,170
45,000		XTO Energy, Inc.	2,610,450
		TOTAL	15,314,837
		Financials--17.0%
37,900		Ace Ltd.	2,333,503
78,016		American International Group, Inc.	5,643,677
25,000		CIT Group, Inc.	1,498,250
67,900		Citigroup, Inc.	3,699,871
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
28,100		Merrill Lynch & Co., Inc.	$2,605,713
32,100		Morgan Stanley	2,729,784
19,100		Prudential Financial, Inc.	1,948,582
71,800		U.S. Bancorp	2,482,844
54,700		Wachovia Corp.	2,964,193
		TOTAL	25,906,417
		Health Care--15.7%
60,300		Abbott Laboratories	3,397,905
22,300		Bristol-Myers Squibb Co.	675,913
39,500		Cardinal Health, Inc.	2,862,170
32,600	[1]	Cephalon, Inc.	2,706,126
12,400	[1]	Express Scripts, Inc., Class A	1,266,040
29,000	[1]	Genentech, Inc.	2,313,330
23,000		Johnson & Johnson	1,455,210
73,200		Merck & Co., Inc.	3,839,340
29,700		Shire PLC, ADR	2,071,575
56,800		Wyeth	3,285,312
		TOTAL	23,872,921
		Industrials--8.0%
15,348	[1]	Foster Wheeler Ltd.	1,589,132
99,600		General Electric Co.	3,742,968
41,400		Northrop Grumman Corp.	3,130,254
10,800		United Technologies Corp.	761,940
75,700		Waste Management, Inc.	2,927,319
		TOTAL	12,151,613
		Information Technology--13.0%
42,100	[1]	Amdocs Ltd.	1,636,427
143,100	[1]	Cisco Systems, Inc.	3,852,252
141,000	[1]	Corning, Inc.	3,525,000
130,100		EMC Corp. Mass	2,197,389
2,500	[1]	Google, Inc.	1,244,375
16,700		IBM Corp.	1,780,220
62,800		Intel Corp.	1,392,276
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
43,500		Maxim Integrated Products, Inc.	$1,337,625
91,900		Microsoft Corp.	2,818,573
		TOTAL	19,784,137
		Materials--3.8%
87,300		Alcoa, Inc.	3,603,744
10,800		Praxair, Inc.	735,372
5,200		Rio Tinto PLC, ADR	1,523,340
		TOTAL	5,862,456
		Telecommunication Services--3.8%
82,700		AT&T, Inc.	3,418,818
32,700		Sprint Nextel Corp.	747,195
37,300		Verizon Communications	1,623,669
		TOTAL	5,789,682
		Utilities--3.1%
37,400		Consolidated Edison Co.	1,825,868
41,600		FirstEnergy Corp.	2,879,968
		TOTAL	4,705,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $121,752,443)	147,236,976
		MUTUAL FUND--4.7%
7,165,466	[2,3]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	7,165,466
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $128,917,909) [4]	154,402,442
		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(1,959,268)
		TOTAL NET ASSETS--100%	$152,443,174

1 Non-income producing security.

2 7-Day net yield.

3 Affiliated company.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Capital Appreciation Core Fund

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $7,165,466 of an investment in an affiliated issuer (Note 5) (identified cost $128,917,909)		$154,402,442
Income receivable		286,768
TOTAL ASSETS		154,689,210
Liabilities:
Payable for investments purchased	$2,221,200
Payable for Directors'/Trustees' fees	149
Accrued expenses	24,687
TOTAL LIABILITIES		2,246,036
Net assets for 9,678,550 shares outstanding		$152,443,174
Net Assets Consist of:
Paid-in capital		$76,350,098
Net unrealized appreciation of investments		25,484,533
Accumulated net realized gain on investments		38,464,482
Undistributed net investment income		12,144,061
TOTAL NET ASSETS		$152,443,174
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$152,443,174 ÷ 9,678,550 shares outstanding, no par value, unlimited shares authorized		$15.75

See Notes which are an integral part of the Financial Statements

Statement of Operations - Capital Appreciation Core Fund

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $22,585 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $8,887)			$1,256,429
Interest			52,136
TOTAL INCOME			1,308,565
Expenses:
Administrative personnel and services fee (Note 5)		$74,795
Custodian fees		8,692
Transfer and dividend disbursing agent fees and expenses		7,375
Directors'/Trustees' fees		2,667
Auditing fees		9,755
Legal fees		4,930
Portfolio accounting fees		38,980
Insurance premiums		2,741
Miscellaneous		1,544
TOTAL EXPENSES		151,479
Waiver, Reimbursement and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(74,795)
Reimbursement of other operating expenses	(36,066)
Fees paid indirectly from directed brokerage arrangements	(6,520)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(117,381)
Net expenses			34,098
Net investment income			1,274,467
Realized and Unrealized Gain on Investments:
Net realized gain on investments			13,882,545
Net change in unrealized appreciation of investments			2,844,276
Net realized and unrealized gain on investments			16,726,821
Change in net assets resulting from operations			$18,001,288

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Capital Appreciation Core Fund

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,274,467	$2,904,331
Net realized gain on investments	13,882,545	15,254,940
Net change in unrealized appreciation/depreciation of investments	2,844,276	5,143,798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,001,288	23,303,069
Share Transactions:
Contributions	700,000	--
Withdrawals	(18,300,000)	(33,400,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,600,000)	(33,400,000)
Change in net assets	401,288	(10,096,931)
Net Assets:
Beginning of period	152,041,886	162,138,817
End of period (including undistributed net investment income of $12,144,061 and $10,869,594, respectively)	$152,443,174	$152,041,886

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements- Capital Appreciation Core Fund

May 31, 2007 (unaudited)

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statements purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended 5/31/2007	Year Ended 11/30/2006
Contributions	50,444	--
Withdrawals	(1,271,056)	(2,663,980)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(1,220,612)	(2,663,980)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $128,917,909. The net unrealized appreciation of investments for federal tax purposes was $25,484,533. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,082,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $598,178.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended May 31, 2007, the Adviser voluntarily reimbursed $36,066 of other operating expenses.

Administrative Fee

Federated Administrative Services, Inc., (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, FASI voluntarily waived its entire fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2007, the Fund's expenses were reduced by $6,520 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with the affiliated company during the six months ended May 31, 2007 are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	30,347,872	23,182,406	7,165,466	$7,165,466	$22,585

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$103,549,045
Sales	$121,290,595

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED GROWTH ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of break-points in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00514-01 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.46		$12.18	$11.84	$11.17	$ 9.99	$10.91
Income From Investment Operations:
Net investment income	0.12		0.25	0.21	0.19	0.17	0.22
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.94		1.26	0.35	0.72	1.18	(0.95)
TOTAL FROM INVESTMENT OPERATIONS	1.06		1.51	0.56	0.91	1.35	(0.73)
Less Distributions:
Distributions from net investment income	(0.16)		(0.23)	(0.22)	(0.24)	(0.17)	(0.19)
Distributions from net realized gain on investments	(0.37)		--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.53)		(0.23)	(0.22)	(0.24)	(0.17)	(0.19)
Net Asset Value, End of Period	$13.99		$13.46	$12.18	$11.84	$11.17	$ 9.99
Total Return [2]	8.17%		12.57%	4.74%	8.24%	13.68%	(6.76)%

Ratios to Average Net Assets:
Net expenses	1.14	% [3]	1.09%	0.97%	1.03%	1.20%	1.09%
Net investment income	1.80	% [3]	1.94%	1.70%	1.64%	1.69%	2.16%
Expense waiver/reimbursement [4]	0.31	% [3]	0.35%	0.38%	0.37%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,485		$65,479	$72,298	$88,612	$91,789	$95,288
Portfolio turnover	7%		9%	7%	24%	121%	23%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006 [1]	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$13.43		$12.15	$11.82	$11.15		$ 9.96	$10.87
Income From Investment Operation:
Net investment income	0.07		0.16	0.12	0.11		0.10	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.94		1.26	0.34	0.72		1.19	(0.94)
TOTAL FROM INVESTMENT OPERATIONS	1.01		1.42	0.46	0.83		1.29	(0.79)
Less Distributions:
Distributions from net investment income	(0.11)		(0.14)	(0.13)	(0.16)		(0.10)	(0.12)
Distributions from net realized gain on investments	(0.37)		--	--	--		--	--
TOTAL DISTRIBUTIONS	(0.48)		(0.14)	(0.13)	(0.16)		(0.10)	(0.12)
Net Asset Value, End of Period	$13.96		$13.43	$12.15	$11.82		$11.15	$ 9.96
Total Return [2]	7.79%		11.81%	3.93%	7.50	% [3]	13.03%	(7.36)%

Ratios to Average Net Assets:
Net expenses	1.84	% [4]	1.79%	1.67%	1.73%		1.90%	1.79%
Net investment income	1.10	% [4]	1.24%	1.00%	0.94%		0.99%	1.46%
Expense waiver/reimbursement [5]	0.39	% [4]	0.44%	0.45%	0.42%		0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,931		$43,047	$48,454	$55,954		$56,747	$58,706
Portfolio turnover	7%		9%	7%	24%		121%	23%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,081.70	$5.92
Select Shares	$1,000	$1,077.90	$9.53
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.25	$5.74
Select Shares	$1,000	$1,015.76	$9.25

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.14%
Select Shares	1.84%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	67.6%
Fixed-Income Funds	30.7%
Cash Equivalents [2]	1.9%
Other Assets and Liabilities--Net [3]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--98.3% [1]
4,472,521	Capital Appreciation Core Fund	$70,444,994
26,856	Emerging Markets Fixed Income Core Fund	591,624
677,945	Federated Intermediate Corporate Bond Fund, Institutional Shares	6,711,652
31,125	Federated International Bond Fund, Class A Shares	324,324
224,612	Federated International Capital Appreciation Fund, Class A Shares	2,899,741
1,295,079	Federated Mortgage Core Portfolio	12,678,826
515,799	Federated U.S. Government Bond Fund	5,591,264
545,705	Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	5,888,152
209,357	High Yield Bond Portfolio	1,463,407
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $93,761,843)	106,593,984
	REPURCHASE AGREEMENT--1.9%
$2,051,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, New York will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	2,051,000
	TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $95,812,843) [2]	108,644,984
	OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(228,958)
	TOTAL NET ASSETS--100%	$108,416,026

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $95,816,631.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $106,593,984 of investments in affiliated issuers (Note 5) (identified cost $95,812,843)		$108,644,984
Cash		13,265
Income receivable		145,324
Receivable for shares sold		21,668
TOTAL ASSETS		108,825,241
Liabilities:
Payable for shares redeemed	$351,751
Payable for Directors'/Trustees' fees	577
Payable for distribution services fee (Note 5)	17,101
Payable for shareholder services fee (Note 5)	15,647
Accrued expenses	24,139
TOTAL LIABILITIES		409,215
Net assets for 7,756,367 shares outstanding		$108,416,026
Net Assets Consist of:
Paid-in capital		$88,562,600
Net unrealized appreciation of investments		12,832,141
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		6,813,437
Undistributed net investment income		207,848
TOTAL NET ASSETS		$108,416,026
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$67,485,338 ÷ 4,824,869 shares outstanding, no par value, unlimited shares authorized		$13.99
Select Shares:
$40,930,688 ÷ 2,931,498 shares outstanding, no par value, unlimited shares authorized		$13.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$896,920
Interest		30,095
Investment income allocated from affiliated partnerships (Note 5)		622,854
TOTAL INCOME		1,549,869
Expenses:
Investment adviser fee (Note 5)	$395,011
Administrative personnel and services fee (Note 5)	94,740
Custodian fees	3,682
Transfer and dividend disbursing agent fees and expenses	64,182
Directors'/Trustees' fees	2,218
Auditing fees	10,435
Legal fees	4,592
Portfolio accounting fees	27,142
Distribution services fee--Select Shares (Note 5)	151,713
Shareholder services fee--Institutional Shares (Note 5)	61,181
Shareholder services fee--Select Shares (Note 5)	47,184
Account administration fee--Institutional Shares	7,804
Account administration fee--Select Shares	2,508
Share registration costs	12,174
Printing and postage	11,755
Insurance premiums	2,648
Miscellaneous	2,880
EXPENSES BEFORE ALLOCATION	901,849
Expenses allocated from affiliated partnerships	19,732
TOTAL EXPENSES	921,581

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(53,222)
Waiver of administrative personnel and services fee	(16,925)
Waiver of distribution services fee--Select Shares	(50,571)
Reimbursement of other operating expenses	(6,121)
Reimbursement of shareholder services fee--Institutional Shares	(52,766)
TOTAL WAIVERS AND REIMBURSEMENTS		$(179,605)
Net expenses			$741,976
Net investment income			807,893
Realized and Unrealized Gain on Investments:
Net realized gain on investments from affiliated issuers			339,412
Net realized gain allocated from affiliated partnerships			6,342,808
Realized gain distributions from affiliated investment company shares			392,638
Net change in unrealized appreciation of investments and appreciation/depreciation from affiliated partnerships			272,304
Net realized and unrealized gain on investments			7,347,162
Change in net assets resulting from operations			$8,155,055

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/06
Increase (Decrease) in Net Assets
Operations:
Net investment income	$807,893	$1,877,062
Net realized gain on investments including allocations from affiliated partnerships and foreign currency transactions	6,682,220	8,131,042
Realized gain distributions from affiliated investment company shares	392,638	205,965
Net change in unrealized appreciation/depreciation of investments and appreciation/depreciation from affiliated partnerships	272,304	2,419,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,155,055	12,633,617
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(774,820)	(1,264,560)
Select Shares	(347,307)	(530,039)
Distributions from net realized gain on investments
Institutional Shares	(1,789,302)	--
Select Shares	(1,176,263)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,087,692)	(1,794,599)
Share Transactions:
Proceeds from sale of shares	10,949,627	17,525,165
Net asset value of shares issued to shareholders in payment of distributions declared	3,677,275	1,566,424
Cost of shares redeemed	(18,803,700)	(42,156,643)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,176,798)	(23,065,054)
Change in net assets	(109,435)	(12,226,036)
Net Assets:
Beginning of period	108,525,461	120,751,497
End of period (including undistributed net investment income of $207,848 and $522,082, respectively)	$108,416,026	$108,525,461

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund, (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	652,795	$8,705,344	1,045,920	$13,070,896
Shares issued to shareholders in payment of distributions declared	168,235	2,195,769	86,015	1,062,821
Shares redeemed	(862,562)	(11,486,809)	(2,203,760)	(27,435,922)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(41,532)	$(585,696)	(1,071,825)	$(13,302,205)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	167,453	$2,244,283	357,657	$4,454,269
Shares issued to shareholders in payment of distributions declared	113,620	1,481,506	40,765	503,603
Shares redeemed	(554,933)	(7,316,891)	(1,179,796)	(14,720,721)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(273,860)	$(3,591,102)	(781,374)	$(9,762,849)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(315,392)	$(4,176,798)	(1,853,199)	$(23,065,054)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $95,816,631. The net unrealized appreciation of investments for federal tax purposes was $12,828,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,105,211 and net unrealized depreciation from investments for those securities having an excess of cost over value of $276,858.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Investment Management Company, (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $41,570.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.148% of average daily net assets of the Fund. FAS waived $16,925 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. For the six months ended May 31, 2007, FSC voluntarily waived $50,571 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $2,184 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2007, FSC voluntarily reimbursed $160 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC voluntarily reimbursed $52,766 of its fee. For the six months ended May 31, 2007, FSSC did not received any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services and account administration fees as a result of these transactions. For the six months May 31, 2007, FSSC voluntarily reimbursed $5,961 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Select Shares (after the voluntary waivers and reimbursements) will not exceed 1.20% and 1.90%, respectively, (excluding acquired fund fees and expenses and expenses allocated from affiliated partnerships) for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $53,222 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value at 5/31/2007	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	4,834,656	14,412	376,547	4,472,521	$ 70,444,994	$ 539,992
Emerging Markets Fixed Income Core Fund	35,394	1,297	9,835	26,856	$ 591,624	$ 82,862
Federated Intermediate Corporate Bond Fund, Institutional Shares	691,985	231,195	245,235	677,945	$ 6,711,652	$ 179,233
Federated International Bond Fund, Class A Shares	64,864	27,996	61,735	31,125	$ 324,324	$ 15,183
Federated International Capital Appreciation Fund, Class A Shares	335,344	--	110,732	224,612	$ 2,899,741	$ 30,617
Federated Mortgage Core Portfolio	1,461,906	120,081	286,908	1,295,079	$ 12,678,826	$ 352,923
Federated U.S. Government Bond Fund	565,627	41,450	91,278	515,799	$ 5,591,264	$ 129,211
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	429,878	273,902	158,075	545,705	$ 5,888,152	$ 123,402
High Yield Bond Portfolio	236,226	14,745	41,614	209,357	$ 1,463,407	$ 66,351
TOTAL OF AFFILIATED TRANSACTIONS	8,655,880	725,078	1,381,959	7,998,999	$106,593,984	$1,519,774

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$7,595,000
Sales	$15,995,000

7. RISKS OF INVESTMENT IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MODERATE ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00515-01 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2015

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.69		$10.00
Income From Investment Operations:
Net investment income	0.13	[2]	0.16	[2]
Net realized and unrealized gain on investments	0.58		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.71		0.69
Less Distributions:
Distributions from net investment income	(0.13)		--
Distributions from net realized gain on investments	(0.01)		--
TOTAL DISTRIBUTIONS	(0.14)		--
Net Asset Value, End of Period	$11.26		$10.69
Total Return [3]	6.66%		6.90%

Ratios to Average Net Assets:
Net expenses	0.53	% [4]	0.42	% [4]
Net investment income	2.34	% [4]	2.37	% [4]
Expense waiver/reimbursement [5]	24.54	% [4]	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,195		$332
Portfolio turnover	34%		50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.70		$10.00
Income From Investment Operations:
Net investment income	0.13	[2]	0.08	[2]
Net realized and unrealized gain on investments	0.55		0.62
TOTAL FROM INVESTMENT OPERATIONS	0.68		0.70
Less Distributions:
Distributions from net investment income	(0.11)		--
Distributions from net realized gain on investments	(0.01)		--
TOTAL DISTRIBUTIONS	(0.12)		--
Net Asset Value, End of Period	$11.26		$10.70
Total Return [3]	6.41%		7.00%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	2.34	% [4]	1.23	% [4]
Expense waiver/reimbursement [5]	26.10	% [4]	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$510		$571
Portfolio turnover	34%		50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.69		$10.00
Income From Investment Operations:
Net investment income	0.15	[2]	0.19	[2]
Net realized and unrealized gain on investments	0.57		0.50
TOTAL FROM INVESTMENT OPERATIONS	0.72		0.69
Less Distributions:
Distributions from net investment income	(0.13)		-
Distributions from net realized gain on investments	(0.01)		-
TOTAL DISTRIBUTIONS	(0.14)		-
Net Asset Value, End of Period	$11.27		$10.69
Total Return [3]	6.81%		6.90%

Ratios to Average Net Assets:
Net expenses	0.25	% [4]	0.25	% [4]
Net investment income	2.78	% [4]	2.95	% [4]
Expense waiver/reimbursement [5]	24.73	% [4]	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$696		$113
Portfolio turnover	34%		50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,066.60	$2.73
Class K Shares	$1,000	$1,064.10	$5.15
Institutional Shares	$1,000	$1,068.10	$1.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.29	$2.67
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.68	$1.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.53%
Class K Shares	1.00%
Institutional Shares	0.25%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	44.6%
Fixed Income ETF Funds	34.7%
Foreign Stock ETF Funds	19.0%
Cash Equivalents [2]	10.4%
Other Assets and Liabilities-Net [3]	(8.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	EXCHANGE TRADED FUNDS--98.3%
	STOCK ETFS--63.6%
	Domestic Stock ETFs--44.6%
6,130	iShares S&P 500 Index Fund	$941,261
940	iShares S&P MidCap 400 Index Fund	85,850
600	iShares S&P SmallCap 600 Index Fund	43,560
	TOTAL DOMESTIC STOCK ETFS	1,070,671
	Foreign Stock ETFs -19.0%
5,640	iShares MSCI EAFE Index Fund	456,558
	TOTAL STOCK ETFS (IDENTIFIED COST $1,393,446)	1,527,229
	FIXED INCOME ETFS-34.7%
	Domestic Fixed Income ETFs-34.7%
8,410	iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $838,162)	833,936
	TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $2,231,608)	2,361,165
	REPURCHASE AGREEMENT--10.4%
$250,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	250,000
	TOTAL INVESTMENTS-108.7% (IDENTIFIED COST $2,481,608) [1]	2,611,165
	OTHER ASSETS AND LIABILITIES - NET-(8.7)%	(209,589)
	TOTAL NET ASSETS-100%	$2,401,576

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments in securities	$2,361,165
Investments in repurchase agreements	250,000
Total investments in securities, at value (identified cost $2,481,608)		$2,611,165
Cash		52
Income receivable		37
Prepaid expenses		19,260
TOTAL ASSETS		2,630,514
Liabilities:
Payable for investments purchased	227,913
Payable for shares redeemed	538
Payable for distribution services fee (Note 5)	233
Payable for shareholder services fee (Note 5)	254
TOTAL LIABILITIES		228,938
Net assets for 213,190 shares outstanding		$2,401,576
Net Assets Consist of:
Paid-in capital		$2,263,027
Net unrealized appreciation of investments		129,557
Accumulated net realized loss on investments		(929)
Undistributed net investment income		9,921
TOTAL NET ASSETS		$2,401,576
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$1,195,463 ÷ 106,155 shares outstanding, no par value, unlimited shares authorized		$11.26
Offering price per share (100/94.50 of $11.26) [1]		$11.92
Redemption proceeds per share		$11.26
Class K Shares:
$510,073 ÷ 45,284 shares outstanding, no par value, unlimited shares authorized		$11.26
Institutional Shares:
$696,040 ÷ 61,751 shares outstanding, no par value, unlimited shares authorized		$11.27

1 See "What Do Shares Cost?" in the Prospectus.

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends			$22,585
Interest			2,961
TOTAL INCOME			25,546
Expenses:
Investment adviser fee (Note 5)		$2,066
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		2,484
Transfer and dividend disbursing agent fees and expenses-Class A Shares		6,938
Transfer and dividend disbursing agent fees and expenses-Class K Shares		8,297
Transfer and dividend disbursing agent fees and expenses-Institutional Shares		5,426
Directors'/Trustees' fees		595
Auditing fees		7,978
Legal fees		3,921
Portfolio accounting fees		32,721
Distribution services fee--Class K Shares (Note 5)		1,526
Shareholder services fee--Class A Shares (Note 5)		656
Share registration costs		15,977
Printing and postage		5,495
Insurance premiums		3,028
Miscellaneous		1,415
TOTAL EXPENSES		213,208
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,066)
Waiver of administrative personnel and services fee	(22,426)
Reimbursement of other operating expenses	(183,519)
TOTAL WAIVERS AND REIMBURSEMENT		(208,011)
Net expenses			5,197
Net investment income			20,349
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(928)
Net change in unrealized appreciation of investments			97,509
Net realized and unrealized gain on investments			96,581
Change in net assets resulting from operations			$116,930

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Period Ended 11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,349	$4,521
Net realized gain (loss) on investments	(928)	1,033
Net change in unrealized appreciation of investments	97,509	32,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	116,930	37,602
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,332)	--
Class K Shares	(5,980)	--
Institutional Shares	(4,637)	--
Distributions from net realized gains
Class A Shares	(289)	--
Class K Shares	(449)	--
Institutional Shares	(296)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,983)	--
Share Transactions:
Proceeds from sale of shares	2,053,144	1,194,853
Net asset value of shares issued to shareholders in payment of distributions declared	14,584	--
Cost of shares redeemed	(782,867)	(216,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,284,861	978,166
Change in net assets	1,385,808	1,015,768
Net Assets:
Beginning of period	1,015,768	--
End of period (including undistributed net investment income of $9,921 and $4,521, respectively)	$2,401,576	$1,015,768

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2015 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-ustodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A and Class K Shares may bear distribution and shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	75,475	$827,262	32,131	$332,211
Shares issued to shareholders in payment of distributions declared	434	4,621	--	--
Shares redeemed	(797)	(8,736)	(1,088)	(10,743)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,112	$823,147	31,043	$321,468

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	58,075	$620,699	72,659	$757,006
Shares issued to shareholders in payment of distributions declared	602	6,428	--	--
Shares redeemed	(66,796)	(721,117)	(19,256)	(205,848)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(8,119)	$(93,990)	53,403	$551,158

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,776	$605,183	10,536	$105,636
Shares issued to shareholders in payment of distributions declared	332	3,535	--	--
Shares redeemed	(4,883)	(53,014)	(10)	(96)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	51,225	$555,704	10,526	$105,540
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	118,218	$1,284,861	94,972	$978,166

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2007 the cost of investments for federal tax purposes was $2,481,608 The net unrealized appreciation of investments for federal tax purposes was $129,557. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $133,783 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,226.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Advisor provides for an annual fee equal to 0.25% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $2,066 of its fee and voluntarily reimbursed $183,519 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 11.163% of average daily net assets of the Fund. FAS waived $22,426 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC did not retain any fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $126 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.60%, 1.00% and 0.35%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$1,807,410
Sales	$535,136

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2015 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212853
Cusip 314212838
Cusip 314212846

35123 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2025

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.83		$10.00
Income From Investment Operations:
Net investment income	0.11	[2]	0.13	[2]
Net realized and unrealized gain on investments	0.81		0.70
TOTAL FROM INVESTMENT OPERATIONS	0.92		0.83
Less Distributions:
Distributions from net investment income	(0.12)		--
Net Asset Value, End of Period	$11.63		$10.83
Total Return [3]	8.61%		8.30%

Ratios to Average Net Assets:
Net expenses	0.55	% [4]	0.40	% [4]
Net investment income	1.92	% [4]	2.02	% [4]
Expense waiver/reimbursement [5]	11.13	% [4]	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,126		$765
Portfolio turnover	0%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.80		$10.00
Income From Investment Operations:
Net investment income	0.06	[2]	0.08	[2]
Net realized and unrealized gain on investments	0.83		0.72
TOTAL FROM INVESTMENT OPERATIONS	0.89		0.80
Less Distributions:
Distributions from net investment income	(0.12)		--
Net Asset Value, End of Period	$11.57		$10.80
Total Return [3]	8.29%		8.00%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	1.09	% [4]	1.24	% [4]
Expense waiver/reimbursement [5]	10.05	% [4]	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,034		$323
Portfolio turnover	0%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.83		$10.00
Income From Investment Operations:
Net investment income	0.15	[2]	0.14	[2]
Net realized and unrealized gain on investments	0.78		0.69
TOTAL FROM INVESTMENT OPERATIONS	0.93		0.83
Less Distributions:
Distributions from net investment income	(0.13)		--
Net Asset Value, End of Period	$11.63		$10.83
Total Return [3]	8.66%		8.30%

Ratios to Average Net Assets:
Net expenses	0.25	% [4]	0.25	% [4]
Net investment income	2.67	% [4]	2.13	% [4]
Expense waiver/reimbursement [5]	11.79	% [4]	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,195		$420
Portfolio turnover	0%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,086.10	$2.86
Class K Shares	$1,000	$1,082.90	$5.19
Institutional Shares	$1,000	$1,086.60	$1.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.19	$2.77
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.68	$1.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.55%
Class K Shares	1.00%
Institutional Shares	0.25%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	55.9%
Foreign Stock ETF Funds	23.8%
Fixed Income ETF Funds	17.4%
Cash Equivalents [2]	2.5%
Other Assets and Liabilities--Net [3]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	EXCHANGE TRADED FUNDS--97.1%
	STOCK ETFS--79.7%
	Domestic Stock ETFs--55.9%
17,145	iShares S&P 500 Index Fund	$2,632,615
2,625	iShares S&P MidCap 400 Index Fund	239,741
1,650	iShares S&P SmallCap 600 Index Fund	119,790
	TOTAL DOMESTIC STOCK ETFS	2,992,146
	Foreign Stock ETFs -23.8%
15,760	iShares MSCI EAFE Index Fund	1,275,772
	TOTAL STOCK ETFS (IDENTIFIED COST $3,899,322)	4,267,918
	FIXED INCOME ETFS
	Domestic Fixed Income ETFs-17.4%
9,385	iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $937,568)	930,617
	TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $4,836,890)	5,198,535
	REPURCHASE AGREEMENT--2.5%
$138,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	138,000
	TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $4,974,890) [1]	5,336,535
	OTHER ASSETS AND LIABILITIES - NET--0.4%	18,884
	TOTAL NET ASSETS--100%	$5,355,419

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $4,974,890)		$5,336,535
Cash		940
Income receivable		20
Receivable for shares sold		80
Prepaid expenses		19,340
TOTAL ASSETS		5,356,915
Liabilities:
Payable for distribution service fees (Note 5)	$854
Payable for shareholder service fees (Note 5)	642
TOTAL LIABILITIES		1,496
Net assets for 461,466 shares outstanding		$5,355,419
Net Assets Consist of:
Paid in capital		$4,976,465
Net unrealized appreciation of investments		361,645
Accumulated net realized loss on investments		(403)
Undistributed net investment income		17,712
TOTAL NET ASSETS		$5,355,419
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$2,126,456 ÷ 182,918 shares outstanding, no par value, unlimited shares authorized		$11.63
Offering price per share (100/94.50 of $11.63) [1]		$12.31
Redemption proceeds per share		$11.63
Class K Shares:
$2,033,632 ÷ 175,780 shares outstanding, no par value, unlimited shares authorized		$11.57
Institutional Shares:
$1,195,331 ÷ 102,768 shares outstanding, no par value, unlimited shares authorized		$11.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends			$39,891
Interest			6,471
TOTAL INCOME			46,362
Expenses:
Investment adviser fee (Note 5)		$4,777
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		3,308
Transfer and dividend disbursing agent fees and expenses--Class A Shares		8,601
Transfer and dividend disbursing agent fees and expenses--Class K Shares		8,739
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		4,699
Directors'/Trustees' fees		595
Auditing fees		7,978
Legal fees		2,717
Portfolio accounting fees		32,707
Distribution services fee--Class K Shares (Note 5)		3,593
Shareholder services fee--Class A Shares (Note 5)		1,868
Share registration costs		15,977
Printing and postage		5,486
Insurance premiums		3,029
Miscellaneous		1,415
TOTAL EXPENSES		220,174
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(4,777)
Waiver of administrative personnel and services fee	(22,420)
Reimbursement of other operating expenses	(180,462)
TOTAL WAIVERS AND REIMBURSEMENT		(207,659)
Net expenses			12,515
Net investment income			33,847
Change in unrealized appreciation of investments			310,069
Change in net assets resulting from operations			$343,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited)	Period Ended
	5/31/2007	11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,847	$5,176
Net realized loss on investments	--	(403)
Net change in unrealized appreciation of investments	310,069	51,576
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	343,916	56,349
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,238)	--
Class K Shares	(3,512)	--
Institutional Shares	(8,561)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,311)	--
Share Transactions:
Proceeds from sale of shares	3,691,720	1,483,432
Net asset value of shares issued to shareholders in payment of distributions declared	19,835	--
Cost of shares redeemed	(187,085)	(31,437)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,524,470	1,451,995
Change in net assets	3,847,075	1,508,344
Net Assets:
Beginning of period	1,508,344	--
End of period (including undistributed net investment income of $17,712 and $5,176, respectively)	$5,355,419	$1,508,344

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2025 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with the Fund's current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A and Class K Shares may bear distribution and shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	113,272	$1,242,967	70,682	$731,480
Shares issued to shareholders in payment of distributions declared	834	9,054	--	--
Shares redeemed	(1,842)	(21,045)	(28)	(274)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	112,264	$1,230,976	70,654	$731,206

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	148,875	$1,616,747	29,898	$316,918
Shares issued to shareholders in payment of distributions declared	324	3,512	--	--
Shares redeemed	(3,307)	(37,660)	(10)	(106)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	145,892	$1,582,599	29,888	$316,812

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,924	$832,006	41,788	$435,034
Shares issued to shareholders in payment of distributions declared	669	7,269	--	--
Shares redeemed	(11,650)	(128,380)	(2,963)	(31,057)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	63,943	$710,895	38,825	$403,977
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	322,099	$3,524,470	139,367	$1,451,995

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $4,974,890. The net unrealized appreciation of investments for federal tax purposes was $361,645. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $368,597 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,952.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.25% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $4,777 of its fee and voluntarily reimbursed $180,462 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 4.829% of average daily net assets of the Fund. FAS waived $22,420 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $1,535 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $366 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.60%, 1.00% and 0.35%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$3,447,908
Sales	$--

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2025 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212820
Cusip 314212796
Cusip 314212812

35124 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2035

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.77		$10.00
Income From Investment Operations:
Net investment income	0.11	[2]	0.12	[2]
Net realized and unrealized gain on investments	0.90		0.65
TOTAL FROM INVESTMENT OPERATIONS	1.01		0.77
Less Distributions:
Distributions from net investment income	(0.12)		--
Net Asset Value, End of Period	$11.66		$10.77
Total Return [3]	9.42%		7.70%

Ratios to Average Net Assets:
Net expenses	0.52	% [4]	0.40	% [4]
Net investment income	2.00	% [4]	1.88	% [4]
Expense waiver/reimbursement [5]	17.76	% [4]	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$964		$486
Portfolio turnover	20%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.71		$10.00
Income From Investment Operations:
Net investment income	0.04	[2]	0.02	[2]
Net realized and unrealized gain on investments	0.93		0.69
TOTAL FROM INVESTMENT OPERATIONS	0.97		0.71
Less Distributions:
Distributions from net investment income	(0.10)		--
Net Asset Value, End of Period	$11.58		$10.71
Total Return [3]	9.16%		7.10%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	0.81	% [4]	0.25	% [4]
Expense waiver/reimbursement [5]	16.72	% [4]	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$878		$196
Portfolio turnover	20%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2007		11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.77		$10.00
Income From Investment Operations:
Net investment income	0.14	[2]	0.13	[2]
Net realized and unrealized gain on investments	0.88		0.64
TOTAL FROM INVESTMENT OPERATIONS	1.02		0.77
Less Distributions:
Distributions from net investment income	(0.12)		--
Net Asset Value, End of Period	$11.67		$10.77
Total Return [3]	9.57%		7.70%

Ratios to Average Net Assets:
Net expenses	0.25	% [4]	0.25	% [4]
Net investment income	2.60	% [4]	1.97	% [4]
Expense waiver/reimbursement [5]	17.68	% [4]	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,296		$410
Portfolio turnover	20%		2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,094.20	$2.72
Class K Shares	$1,000	$1,091.60	$5.21
Institutional Shares	$1,000	$1,095.70	$1.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.34	$2.62
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.68	$1.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.52%
Class K Shares	1.00%
Institutional Shares	0.25%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	62.9%
Foreign Stock ETF Funds	26.8%
Fixed Income ETF Funds	8.0%
Cash Equivalents [2]	3.0%
Other Assets and Liabilities--Net [3]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares or Principal Amount		Value
	EXCHANGE TRADED FUNDS--97.7%
	STOCK ETFS--89.7%
	Domestic Stock ETFs--62.9%
11,310	iShares S&P 500 Index Fund	$1,736,651
1,750	iShares S&P Midcap 400 Index	159,828
1,090	iShares S&P SmallCap 600 Index Fund	79,134
	TOTAL DOMESTIC STOCK ETFS	1,975,613
	Foreign Stock ETFs-26.8%
10,375	iShares MSCI EAFE Index Fund	839,856
	TOTAL STOCK ETFS (IDENTIFIED COST $2,561,148)	2,815,469
	FIXED INCOME ETFS-8.0%
	Domestic Fixed Income ETFs-8.0%
2,530	iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $252,588)	250,874
	TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $2,813,736)	3,066,343
	REPURCHASE AGREEMENT--3.0%
$95,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372 (AT COST).	95,000
	TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $2,908,736) [1]	3,161,343
	OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(22,530)
	TOTAL NET ASSETS--100%	$3,138,813

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,908,736)		$3,161,343
Cash		541
Income receivable		14
Receivable for shares sold		9,110
Prepaid expenses		19,086
TOTAL ASSETS		3,190,094
Liabilities:
Payable for investments purchased	$49,703
Payable for shares redeemed	961
Payable for distribution services fee (Note 5)	357
Payable for shareholder services fee (Note 5)	260
TOTAL LIABILITIES		51,281
Net assets for 269,636 shares outstanding		$3,138,813
Net Assets Consist of:
Paid-in capital		$2,884,733
Net unrealized appreciation of investments		252,607
Accumulated net realized loss on investments		(6,278)
Undistributed net investment income		7,751
TOTAL NET ASSETS		$3,138,813
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($964,261 ÷ 82,689 shares outstanding), no par value, unlimited shares authorized		$11.66
Offering price per share (100/94.50 of $11.66) [1]		$12.34
Redemption proceeds per share		$11.66
Class K Shares:
$878,224 ÷ 75,858 shares outstanding, no par value, unlimited shares authorized		$11.58
Institutional Shares:
$1,296,328 ÷ 111,089 shares outstanding, no par value, unlimited shares authorized		$11.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends			$25,277
Interest			4,394
TOTAL INCOME			29,671
Expenses:
Investment adviser fee (Note 5)		$2,997
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		2,895
Transfer and dividend disbursing agent fees and expenses--Class A Shares		6,241
Transfer and dividend disbursing agent fees and expenses--Class K Shares		5,922
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		8,703
Directors'/Trustees' fees		594
Auditing fees		7,978
Legal fees		3,921
Portfolio accounting fees		32,707
Distribution services fee--Class K Shares (Note 5)		1,607
Shareholder services fee--Class A Shares (Note 5)		772
Share registration costs		15,977
Printing and postage		6,109
Insurance premiums		3,029
Miscellaneous		1,416
TOTAL EXPENSES		215,553
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,997)
Waiver of administrative personnel and services fee	(22,427)
Reimbursement of other operating expenses	(183,712)
TOTAL WAIVERS AND REIMBURSEMENT		(209,136)
Net expenses			6,417
Net investment income			23,254
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(5,884)
Net change in unrealized appreciation of investments			213,303
Net realized and unrealized gain on investments			207,419
Change in net assets resulting from operations			$230,673

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Period Ended 11/30/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,254	$3,543
Net realized loss on investments	(5,884)	(394)
Net change in unrealized appreciation of investments	213,303	39,304
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	230,673	42,453
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,025)	--
Class K Shares	(1,901)	--
Institutional Shares	(11,120)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,046)	--
Share Transactions:
Proceeds from sale of shares	2,280,172	1,117,850
Net asset value of shares issued to shareholders in payment of distributions declared	17,836	--
Cost of shares redeemed	(462,698)	(68,427)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,835,310	1,049,423
Change in net assets	2,046,937	1,091,876
Net Assets:
Beginning of period	1,091,876	--
End of period (including undistributed net investment income of $7,751 and $3,543, respectively)	$3,138,813	$1,091,876

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2035 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with the Fund's current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A and Class K Shares may bear distribution and shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,388	$435,271	47,177	$479,127
Shares issued to shareholders in payment of distributions declared	557	6,024	--	--
Shares redeemed	(2,430)	(26,852)	(2,003)	(19,463)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	37,515	$414,443	45,174	$459,664

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	62,072	$673,198	18,763	$193,364
Shares issued to shareholders in payment of distributions declared	177	1,901	--	--
Shares redeemed	(4,666)	(52,421)	(488)	(4,922)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	57,583	$622,678	18,275	$188,442

	Six Months Ended 5/31/2007		Period Ended 11/30/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	107,015	$1,171,703	42,598	$445,359
Shares issued to shareholders in payment of distributions declared	917	9,911	--	--
Shares redeemed	(34,905)	(383,425)	(4,536)	(44,042)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	73,027	$798,189	38,062	$401,317
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	168,125	$1,835,310	101,511	$1,049,423

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2007 the cost of investments for federal tax purposes was $2,908,736. The net unrealized appreciation of investments for federal tax purposes was $252,607. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $254,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,713.

At November 30, 2006, the Fund had a capital loss carryforward of $17 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.25% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $2,997 of its fee and voluntarily reimbursed $183,712 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 7.695% of average daily net assets of the Fund. FAS waived $22,427 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $313 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $523 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.60%, 1.00% and 0.35%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2007, were as follows:

Purchases	$2,600,101
Sales	$439,107

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2035 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212788
Cusip 314212762
Cusip 314212770

35125 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED ALLOCATION PORTFOLIOS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        July 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007